Other (Expense)/Income, Net	6 Months Ended
Jun. 30, 2015
OTHER (EXPENSE)/INCOME, NET [Abstract]
OTHER (EXPENSE)/INCOME, NET
NOTE 10: OTHER (EXPENSE)/INCOME, NET

During the six month period ended June 30, 2015 and 2014, taxes other-than income taxes of Navios Logistics amounted to $6,419 and $4,681, respectively, and were included in the statements of comprehensive loss within the caption “Other (expense)/income, net”.

In May 2014, Navios Holdings received cash compensation of $7,203 from the sale of a defaulted counterparty claim to an unrelated third party. Navios Holdings has no continuing obligation to provide any further services to the counterparty and has therefore recognized the entire compensation received immediately in the statement of comprehensive loss within the caption of “Other (expense)/income, net”.

As of March 25, 2014, the Company terminated the amended credit default insurance policy. In connection with the termination, Navios Holdings received compensation of $4,044. From the total compensation, $3,551 was recorded immediately in the statement of comprehensive loss within the caption "Other (expense)/income, net" and the remaining amount within the caption “Revenue”, representing reimbursements for insurance claims submitted for the period prior to the date of the termination of the credit default insurance policy. The Company has no future requirement to repay any of the lump sum cash payment back to the insurance company or provide any further services.